Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,535,137	$ 3,139,347
Prepaid expenses and other current assets	122,417	46,833
Total current assets	1,657,554	3,186,180
Fixed assets, net	4,493	5,613
Total assets	1,662,047	3,191,793
Liabilities and Shareholders' Equity
Accounts payable	262,067	67,199
Accrued expenses	98,833	103,913
Convertible debenture	1,000,000
Total current liabilities	1,360,900	171,112
Convertible debenture		1,000,000
Total liabilities	1,360,900	1,171,112
Shareholders' Equity
Preferred stock, $.03 par value, 1,250,000 shares authorized, none issued and outstanding
Common stock, $.03 par value; 120,000,000 shares authorized, 59,879,391 and 59,585,273 issued in 2011 and 2010, respectively	1,796,382	1,787,558
Paid-in capital in excess of par	211,838,004	211,587,386
Accumulated deficit	(213,332,813)	(211,353,837)
Treasury stock, at cost, 2,838 shares	(426)	(426)
Total shareholders' equity	301,147	2,020,681
Total liabilities and shareholders' equity	$ 1,662,047	$ 3,191,793